Building and Construction Trades Council of Greater New York –Executive Board March 11, 202218thSixth Avenue at Pacific Park Brooklyn, NY

Summary of the HIT

AFL-CIO HIT

Overview

- $7.1 billion investment grade fixed-income portfolio
- Internally managed, open-end institutional mutual fund under Investment Company Act of 1940
- Socially responsible investment vehicle

Proven Track Record

- Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965)
- Diverse leadership team with average 29 years experience, 18 years at HIT
- Record of consistent and competitive returns

Investment Strategy

- Focus on high credit quality multifamily mortgage securities
- Higher income with superior credit quality and similar interest rate risk
- Provides diversification and liquidity

Active Impact Investing

- Affordable housing creation and preservation
- Creating union construction jobs
- Successful ESG record creating economic impacts that benefit underserved communities

As of December 31, 2021, unless otherwise denoted.
HIT's net performance for the 1-, 3-, 5-, and 10-year periods January 31, 2022 was -2.34%, 3.39%, 2.77%, and 2.44%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance data may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT's investors obtain. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

AFL-CIO HOUSING INVESTMENT TRUST 1

HIT's Long History Benefiting Union Workers and Communities

AFL-CIO HIT

NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS*

(1984-present)

566 Projects	**$10.0B** in HIT Investment, including New Markets Tax Credits (NMTC) allocations	**$18.6B** in total development cost	**$36.5B** in total economic benefits	**$15.0B** in personal income, including wages and benefits with $7.6B for construction workers	**189.9M** hours of on-site union construction work created	**212,060** total jobs generated across communities	**123,339** housing and healthcare units, with 67% affordable housing



Ventana Residences
San Francisco, CA



Cherry Street Lofts
Bridgeport, CT



Old Colony Phase Three C
Boston, MA



311 West 42nd Street
New York, NY

*Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input-output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of December 31, 2021. Economic impact data is in 2020 dollars and all other figures are nominal.

AFL-CIO HOUSING INVESTMENT TRUST
2

HIT's Investment in Major Markets*

AFL-CIO HIT

(1984- 2021)	Bay Area	Boston	Chicago	New York City	Twin Cities	Major Markets	Nationwide
# of Projects	21	36	58	74	73	262	566
HIT Investment^	$467.2M	$667.4M	$994.3M	$1.9B	$1.3B	$5.4B	$9.8B
Total Development Cost	$866.0M	$1.6B	$2.1B	$4.8B	$2.0B	$11.4B	$18.6B
Union Construction Hours	10.2M	12.9M	20.1M	26.2M	19.1M	88.5M	189.9M
Total Jobs Created	11,127	14,890	21,540	29,358	24,021	*100,936*	212,060
Housing Units (% affordable)	3,520 (35%)	4,232 (89%)	13,400 (69%)	44,226 (92%)	10,678 (51%)	76,056 (79%)	123,339 (67%)
Total Economic Impact	$1.9B	$2.9B	$3.6B	$5.4B	$4.0B	$17.8B	$36.5B

^ *In addition, HIT subsidiary Building America* CDE, Inc. (Building America) *contributed New Markets Tax Credits (NMTC) allocations as follows: $21M in Boston, $10M in Chicago, $8M in NYC. $193M nationwide*

*Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input-output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of December 31, 2021. Economic impact data is in 2020 dollars and all other figures are nominal.

AFL-CIO HOUSING INVESTMENT TRUST 3

HIT in New York City

*(1984-2021)**

74	**$1.9B**	**$4.8B**	**$5.4B**	**$1.4B**	**26.2M**	**29,358**	**44,226**
Projects	in HIT Investment, including New Markets Tax Credits (NMTC) allocations	in total development cost	in total economic benefits	in personal income, including wages and benefits for construction workers	hours of on-site union construction work created	total jobs generated across communities	housing and healthcare units, with 92% affordable housing


MINI

606 West 57th Street
Manhattan


1490

1490 Southern Blvd
Bronx



Hunter's Point South - Bldg A
Queens



33 Bond Street
Brooklyn

*Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input-output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of December 31, 2021. Economic impact data is in 2020 dollars and all other figures are nominal.

AFL-CIO HOUSING INVESTMENT TRUST
4

A picture containing person, indoorDescription automatically generated 5. Enhance Performance. Increase Number of Projects and Impact Investments. Lower Costs. New Tools. New RelationshipsIn 2019, HIT Sought Ways to:A picture containing tool

HIT's Recent Achievements

- 2019-2021 committed or allocated $1.7 billion* to 48 projects with $3.5 billion in total development costs
- Closed 2021 with 41 projects under construction
- Competitive returns – e.g., outperformed the benchmark by 81 bps on a gross basis, 50 bps net, in 2021
- Record AUM – $7.1 billion at year end 2021
- Reduced operating costs – record low expense ratio of 31 bps in 2021



Heiwa Terrace Apartments
Chicago, IL



The American Cooperative of
Anoka, Anoka, MN



The Couture
Milwaukee, WI

*$1.6 billion in HIT commitments and $59.5 million in NMTC.

HIT's net performance for the 1-, 3-, 5-, and 10-year periods January 31, 2022 was -2.34%, 3.39%, 2.77%, and 2.44%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance data may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT's investors obtain. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

AFL-CIO HOUSING INVESTMENT TRUST 6

Strong Multifamily Housing Demand Dwarfs Supply. National vacancy rates hit a pandemic low of 4.7% at year-end, down from a pandemic peak of 5.4% at the start of the year –NYC vacancy rate fell to 3.5%.. Chronic underbuilding during the Great Recession has constrained apartment supply at a time when demand is increasing for apartment living.. Renter household growth accelerated over the last year, climbing by more than 870,000 to a total of 44 million.. U.S. apartments posted record-breaking 2021 rent growths. Asking rents grew a record 11.9% in 2021 –the highest growth rate on record since REIS/Moody’s began publishing the data in 1999.. In NYC median rent rose to a record $3,840 at the end of 2021.Source: Joint Center for Housing Studies Harvard University; REIS/Moody’s.Record Rise in Apartment Rents

New York City is Rebounding. NYC is adding jobs and recovering from the Covid recession with solid job growth and declining unemployment.. Employment up 6.4% in 2021 after declining by over 10% in 2020.. Migration out of NYC city peaked in March 2020 as 79,793 households left the city, an increase of 65% over March 2019.. Since July 2021 monthly net losses have been comparable to 2019 and have even shown an improvement in areas such as: Chelsea/Midtown, Murray Hill/Gramercy, Battery Park City/Greenwich Village, Chinatown/Lower East Side, and the Upper East Side.. Map 4: Change in Net Residential Moves from Pre-PandSource: https://comptroller.nyc.gov; Bureau of Labor Statistics; REIS/Moody’s.

New York and the U.S. Face an Affordable Housing Crisis. Extremely low-income renters face a shortage of 7 million rental units in the U.S.; only 37 affordable homes exist for every 100 extremely low-income.. Affordable housing is critical to the growth of NYC with the largest public housing system in the nation.. Low-income New Yorkers were hit the hardest by the pandemic.. 42% of New York City Housing Authority (NYCHA) households were in arears at the end of 2021 because they faced declining wages during the pandemic.. Governor Hochulrecently launched a 5-year plan to create or preserve 100,000 affordable homes with significant investmentsto NYCHA properties and is committed to fix outdated land use laws that prevent development.. City’s affordable housing goals create a pipeline of construction work.. HIT’s investments to create or preserve 40,640 affordable housing units in NYC since inception has created an estimated 26 million hours of union construction work (over 13,000 jobs) and over 29,000 total jobs across communities.. Passage of the $1.2 trillion Infrastructure bill is historic –the same needs to be done for affordable housing.

Breakdowns of Inflation –YoY % change (as measured by CPI)Source: Bureau of Labor Statistics

Wages not Keeping up with InflationSource: Bureau of Labor Statistics

Labor’s Role in Supporting the Construction of Affordable Housing in NYCSource: http://inthesetimes.com/features/unions-housing-crisis-labor-coop-apartments-new-york-homeless-rent-control.html

How Labor Can Continue to Support the Creation of Affordable HousingA picture containing personDescription automatically generated A picture containing text, person, personDescription automatically generated . Advocate to investment consultants and advisors. Invest in the HIT. Identify potential projects –refer future deal opportunities to the HIT. Be an active supporter of legislation to promote more union-built affordable housing projects

13A picture containing personDescription automatically generated A picture containing text, person, engineDescription automatically generated A picture containing person, indoorDescription automatically generatedA picture containing sky, outdoor, city, towerDescription automatically generated 18 Sixth Avenue at Pacific Park | Brooklyn HIT Investment: $100M Total Development Cost: $710M Hours of Union Construction Work: 3,881,830 Total Housing Units: 858 (30% affordable)

A picture containing sky, outdoor, building, tallDescription automatically generatedA picture containing building, outdoor, city, streetDescription automatically generated 311 West 42nd Street | Manhattan HIT Investment: $50M Total Development Cost: $338M Hours of Union Construction Work: 1,995,680 Total Housing Units: 330 (25% affordable)A picture containing buildingDescription automatically generated

Betances Residence | Bronx HIT Investment: $52MTotal Development Cost: $98M Hours of Union Construction Work: 633,290Total Housing Units: 152 (100% affordable)A picture containing outdoor, sky, building, cityDescription automatically generated

Joseph P. Addabbo Family Health Center | Queens NMTC Allocation: $8M Total Development Cost: $23M Hours of Union Construction Work: 216,970A picture containing outdoor, building, walkwayDescription automatically generated

AFL-CIO Housing Investment Trust

1227 25th Street, NW, Suite 500
Washington, DC 20037
(202) 331-8055
www.aflcio-hit.com

Chang Suh, *CFA*

CEO & CIO

csuh@aflcio-hit.com

Investors should consider the HIT's investment objectives, risks and expenses carefully before investing. Investors may view the HIT's current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055. Investors should read the current prospectus carefully before investing.

This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. It should not be considered as investment advice or as a recommendation of any kind.

AFL-CIO HOUSING INVESTMENT TRUST